UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—February 28, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2023
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	15
Treasury Money Market Fund	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,018.00	$0.50
Federal Money Market Fund	$1,000.00	$1,017.80	$0.55
Treasury Money Market Fund	$1,000.00	$1,017.60	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.30	$0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2023
1 - 7 Days	68.0%
8 - 30 Days	7.2
31 - 60 Days	6.8
61 - 90 Days	5.8
91 - 180 Days	8.8
Over 180 Days	3.4

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (43.3%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	106,000	105,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	46,000	46,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	4.550%	3/1/23	30,000	29,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	4.590%	3/1/23	52,000	51,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	4.600%	3/1/23	71,000	70,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	4.563%	3/1/23	63,000	62,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	4.575%	3/1/23	88,000	87,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	4.585%	3/1/23	247,000	247,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	80,000	79,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	38,000	38,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.595%	3/1/23	57,000	57,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	4.600%	3/1/23	91,000	91,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	175,000	175,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	65,000	65,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	4.670%	3/1/23	57,207	57,207
	Federal Home Loan Banks	4.250%	4/14/23	506,190	506,186
	Federal Home Loan Banks	4.600%	7/24/23	59,190	59,187
	Federal Home Loan Banks	4.625%	11/6/23	297,800	297,800
	Federal Home Loan Banks	5.020%	12/14/23	447,000	446,987
	Federal Home Loan Banks Discount Notes	4.625%	3/3/23	1,070	1,070
	Federal Home Loan Banks Discount Notes	4.631%	3/7/23	4,997	4,993
	Federal Home Loan Banks Discount Notes	4.474%–4.491%	3/8/23	1,142,041	1,141,055
	Federal Home Loan Banks Discount Notes	4.482%	3/10/23	196,000	195,781
	Federal Home Loan Banks Discount Notes	4.473%	3/13/23	74,780	74,672
	Federal Home Loan Banks Discount Notes	4.498%–4.514%	3/15/23	472,000	471,177
	Federal Home Loan Banks Discount Notes	4.473%–4.485%	3/17/23	1,239,989	1,237,560
	Federal Home Loan Banks Discount Notes	4.534%	3/22/23	341,000	340,101
	Federal Home Loan Banks Discount Notes	4.550%	3/24/23	59,798	59,629
	Federal Home Loan Banks Discount Notes	4.549%	3/29/23	148,700	148,181

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	4.686%–4.741%	4/10/23	78,000	77,600
	Federal Home Loan Banks Discount Notes	4.243%–4.678%	4/12/23	599,000	595,813
	Federal Home Loan Banks Discount Notes	4.647%–4.708%	4/14/23	576,000	572,775
	Federal Home Loan Banks Discount Notes	4.626%	4/18/23	149,577	148,678
	Federal Home Loan Banks Discount Notes	4.667%–4.740%	4/19/23	773,762	768,914
	Federal Home Loan Banks Discount Notes	4.683%	4/21/23	487,000	483,816
	Federal Home Loan Banks Discount Notes	4.702%	4/26/23	832,000	826,003
	Federal Home Loan Banks Discount Notes	4.707%–4.713%	4/28/23	514,310	510,484
	Federal Home Loan Banks Discount Notes	4.768%–4.769%	5/2/23	536,478	532,186
	Federal Home Loan Banks Discount Notes	4.734%–4.786%	5/3/23	402,333	399,048
	Federal Home Loan Banks Discount Notes	4.739%	5/15/23	149,640	148,215
	Federal Home Loan Banks Discount Notes	4.712%–4.739%	5/16/23	778,153	770,646
	Federal Home Loan Banks Discount Notes	4.806%	5/19/23	340,292	336,756
	Federal Home Loan Banks Discount Notes	4.774%	5/22/23	149,495	147,929
	Federal Home Loan Banks Discount Notes	4.877%	5/31/23	62,500	61,741
	Federal Home Loan Banks Discount Notes	4.806%	6/5/23	224,500	221,704
	Federal Home Loan Banks Discount Notes	4.942%–4.986%	6/20/23	448,008	441,322
	Federal Home Loan Banks Discount Notes	4.844%	6/28/23	127,300	125,326
	Federal Home Loan Banks Discount Notes	4.851%	7/5/23	117,000	115,077
	Federal Home Loan Banks Discount Notes	4.971%	8/9/23	106,000	103,720
	Federal Home Loan Banks Discount Notes	5.078%	2/8/24	297,982	284,371
	Federal Home Loan Banks Discount Notes	5.065%	2/9/24	893,658	852,721
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.560%	3/23/23	592,900	592,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.565%	3/1/23	889,000	889,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.565%	3/1/23	17,280	17,280
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/1/23	43,500	43,498
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/24/23	267,300	267,300
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	287,600	287,600
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	34,100	34,100
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/25/23	297,700	297,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	249,940	249,940
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	231,900	231,900
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/14/23	148,700	148,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/24/23	490,300	490,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/1/23	252,500	252,500
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/4/23	893,300	893,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/22/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	446,000	446,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	185,800	185,800
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/2/23	446,600	446,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/5/23	446,200	446,200
[2]	Federal Home Loan Banks, SOFR + 0.035%	4.585%	3/1/23	68,000	67,998
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	463,100	463,100
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	5/22/23	445,600	445,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/2/23	389,000	389,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/5/23	504,300	504,300
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/28/23	446,600	446,600
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	289,815	289,815
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	289,515	289,515
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	289,515	289,515
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	274,900	274,900
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	217,135	217,135
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	289,400	289,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	289,300	289,300
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	145,000	145,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	144,100	144,100
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/27/23	222,700	222,700
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/30/23	600,000	600,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/3/23	445,400	445,400

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/5/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/6/23	295,600	295,600
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	296,500	296,500
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	148,000	148,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/13/23	111,100	111,100
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/17/23	1,530,100	1,530,100
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/24/23	309,700	309,696
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	296,300	296,300
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	295,500	295,500
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,400	289,400
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,300	289,300
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	250,400	250,400
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	217,000	217,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	159,900	159,900
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	144,600	144,600
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/25/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/28/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	9/5/23	446,200	446,200
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	289,330	289,330
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	144,800	144,800
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	3/1/23	144,800	144,800
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	10/3/23	447,400	447,400
[2]	Federal Home Loan Banks, SOFR + 0.075%	4.625%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	4.640%	12/27/23	297,100	297,100
	United States Treasury Bill	4.185%	3/14/23	2,021,990	2,018,730
	United States Treasury Bill	4.126%	4/13/23	182,603	181,724
	United States Treasury Bill	4.360%	4/18/23	249,834	248,285
	United States Treasury Bill	1.922%	4/20/23	250,000	249,351
	United States Treasury Bill	3.141%	6/15/23	450,000	445,998
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	4.733%	3/1/23	144,960	144,833
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	4.842%	3/1/23	537,000	537,001
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	4.845%	3/1/23	900,000	900,000
Total U.S. Government and Agency Obligations (Cost $42,639,961)					42,639,961
Repurchase Agreements (56.5%)
	Bank of Montreal (Dated 2/1/23, Repurchase Value $74,468,000, collateralized by U.S. Treasury Note/Bond 1.125%–2.750%, 5/31/24–8/31/28, with a value of $75,480,000)	4.555%	3/23/23	74,000	74,000
	Canadian Imperial Bank of Commerce (Dated 2/2/23, Repurchase Value $396,443,000, collateralized by U.S. Treasury Bill 0.000%, 5/16/23, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 4/15/26–2/15/48, and U.S. Treasury Note/Bond 0.375%–4.500%, 2/29/24–11/15/50, with a value of $401,880,000)	4.555%	3/23/23	394,000	394,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Federal Reserve Bank of New York (Dated 2/28/23, Repurchase Value $54,346,868,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.500%, 5/15/23–8/15/39, with a value of $54,346,868,000)	4.550%	3/1/23	54,340,000	54,340,000
Royal Bank of Canada (Dated 2/27/23, Repurchase Value $603,459,000, collateralized by U.S. Treasury Note/Bond 0.125%–4.125%, 8/15/23–10/31/29, with a value of $610,236,000)	4.730%	5/4/23	598,271	598,271
Royal Bank of Canada (Dated 2/28/23, Repurchase Value $226,588,000, collateralized by U.S. Treasury Note/Bond 0.250%, 9/30/25–10/31/25, with a value of $229,160,000)	4.735%	5/4/23	224,667	224,667
Total Repurchase Agreements (Cost $55,630,938)				55,630,938
Total Investments (99.8%) (Cost $98,270,899)				98,270,899
Other Assets and Liabilities—Net (0.2%)				166,251
Net Assets (100%)				98,437,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $42,639,961)	42,639,961
Repurchase Agreements (Cost $55,630,938)	55,630,938
Total Investments in Securities	98,270,899
Investment in Vanguard	3,441
Cash	2,192
Receivables for Accrued Income	171,619
Receivables for Capital Shares Issued	209,081
Total Assets	98,657,232
Liabilities
Payables for Investment Securities Purchased	61,741
Payables for Capital Shares Redeemed	132,411
Payables for Distributions	22,446
Payables to Vanguard	3,484
Total Liabilities	220,082
Net Assets	98,437,150
At February 28, 2023, net assets consisted of:

Paid-in Capital	98,436,100
Total Distributable Earnings (Loss)	1,050
Net Assets	98,437,150

Admiral Shares—Net Assets
Applicable to 98,422,817,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,437,150
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	1,711,616
Total Income	1,711,616
Expenses
The Vanguard Group—Note B
Investment Advisory Services	158
Management and Administrative—Admiral Shares	42,933
Marketing and Distribution—Admiral Shares	2,489
Custodian Fees	90
Shareholders’ Reports—Admiral Shares	313
Trustees’ Fees and Expenses	20
Other Expenses	6
Total Expenses	46,009
Expenses Paid Indirectly	(21)
Net Expenses	45,988
Net Investment Income	1,665,628
Realized Net Gain (Loss) on Investment Securities Sold	1,072
Net Increase (Decrease) in Net Assets Resulting from Operations	1,666,700

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,665,628	422,281
Realized Net Gain (Loss)	1,072	62
Net Increase (Decrease) in Net Assets Resulting from Operations	1,666,700	422,343
Distributions
Total Distributions	(1,665,796)	(430,686)
Capital Share Transactions (at $1.00 per share)
Issued	29,731,632	32,229,346
Issued in Lieu of Cash Distributions	1,545,365	400,798
Redeemed	(21,390,481)	(38,955,502)
Net Increase (Decrease) from Capital Share Transactions	9,886,516	(6,325,358)
Total Increase (Decrease)	9,887,420	(6,333,701)
Net Assets
Beginning of Period	88,549,730	94,883,431
End of Period	98,437,150	88,549,730

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0180	.0047	.0002	.012	.024	.016
Net Realized and Unrealized Gain (Loss) on Investments	(.0001)	.0002	—	—	—	—
Total from Investment Operations	.0179	.0049	.0002	.012	.024	.016
Distributions
Dividends from Net Investment Income	(.0179)	(.0048)	(.0002)	(.012)	(.024)	(.016)
Distributions from Realized Capital Gains	(.0000)[2]	(.0001)	—	—	—	—
Total Distributions	(.0179)	(.0049)	(.0002)	(.012)	(.024)	(.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.80%	0.49%	0.02%	1.21%	2.42%	1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98,437	$88,550	$94,883	$25,704	$18,923	$16,118
Ratio of Total Expenses to Average Net Assets[4]	0.10%	0.08%	0.07%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.62%	0.47%	0.02%	1.20%	2.39%	1.65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2022 and 0.10% for 2021. For the six months ended February 28, 2023, and the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged

Cash Reserves Federal Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $3,441,000, representing less than 0.01% of the fund’s net assets and 1.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2023, Vanguard's expenses were reduced by $0 (an annual effective rate of 0.00% of the fund's average net assets); the fund is not obligated to repay this amount to Vanguard.

Cash Reserves Federal Money Market Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	98,270,899
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2023
1 - 7 Days	68.0%
8 - 30 Days	6.9
31 - 60 Days	6.9
61 - 90 Days	5.8
91 - 180 Days	8.9
Over 180 Days	3.5

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (43.2%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	249,000	248,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	104,000	103,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	4.550%	3/1/23	70,000	69,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	4.590%	3/1/23	123,000	122,993
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	4.600%	3/1/23	154,000	153,989
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	4.563%	3/1/23	140,600	140,598
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	4.575%	3/1/23	204,000	203,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	4.585%	3/1/23	550,000	550,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	170,000	169,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	84,000	84,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.595%	3/1/23	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	4.600%	3/1/23	199,000	199,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	350,000	350,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	146,000	146,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	4.670%	3/1/23	134,032	134,032
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.035%	4.843%	3/1/23	40,000	40,000
	Federal Home Loan Banks	4.250%	4/14/23	1,236,875	1,236,865
	Federal Home Loan Banks	4.600%	7/24/23	138,880	138,872
	Federal Home Loan Banks	4.625%	11/6/23	698,500	698,500
	Federal Home Loan Banks	5.020%	12/14/23	1,047,500	1,047,469
	Federal Home Loan Banks Discount Notes	4.473%–4.491%	3/8/23	2,706,652	2,704,316
	Federal Home Loan Banks Discount Notes	4.481%–4.481%	3/10/23	464,000	463,482
	Federal Home Loan Banks Discount Notes	4.472%–4.472%	3/13/23	174,230	173,977
	Federal Home Loan Banks Discount Notes	4.498%–4.514%	3/15/23	1,118,000	1,116,050
	Federal Home Loan Banks Discount Notes	4.472%–4.484%	3/17/23	2,910,059	2,904,358
	Federal Home Loan Banks Discount Notes	4.534%–4.534%	3/22/23	798,000	795,896
	Federal Home Loan Banks Discount Notes	4.549%–4.549%	3/24/23	310,412	309,522

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	4.549%–4.549%	3/29/23	351,300	350,075
	Federal Home Loan Banks Discount Notes	4.685%–4.741%	4/10/23	173,000	172,112
	Federal Home Loan Banks Discount Notes	4.242%–4.677%	4/12/23	1,422,955	1,415,385
	Federal Home Loan Banks Discount Notes	4.647%–4.708%	4/14/23	1,443,000	1,434,921
	Federal Home Loan Banks Discount Notes	4.626%–4.626%	4/18/23	348,446	346,351
	Federal Home Loan Banks Discount Notes	4.667%–4.739%	4/19/23	1,646,188	1,635,872
	Federal Home Loan Banks Discount Notes	4.682%–4.682%	4/21/23	1,148,000	1,140,495
	Federal Home Loan Banks Discount Notes	4.702%–4.702%	4/26/23	1,952,000	1,937,929
	Federal Home Loan Banks Discount Notes	4.706%–4.712%	4/28/23	1,201,769	1,192,829
	Federal Home Loan Banks Discount Notes	4.768%–4.768%	5/2/23	1,256,782	1,246,728
	Federal Home Loan Banks Discount Notes	4.734%–4.786%	5/3/23	941,848	934,159
	Federal Home Loan Banks Discount Notes	4.738%–4.738%	5/15/23	348,382	345,065
	Federal Home Loan Banks Discount Notes	4.711%–4.739%	5/16/23	1,811,517	1,794,040
	Federal Home Loan Banks Discount Notes	4.806%–4.806%	5/19/23	796,557	788,280
	Federal Home Loan Banks Discount Notes	4.774%–4.774%	5/22/23	348,529	344,877
	Federal Home Loan Banks Discount Notes	4.877%–4.877%	5/31/23	125,000	123,482
	Federal Home Loan Banks Discount Notes	4.805%–4.805%	6/5/23	522,500	515,993
	Federal Home Loan Banks Discount Notes	4.942%–4.985%	6/20/23	1,046,572	1,030,954
	Federal Home Loan Banks Discount Notes	4.844%–4.844%	6/28/23	299,700	295,054
	Federal Home Loan Banks Discount Notes	4.851%–4.851%	7/5/23	278,000	273,430
	Federal Home Loan Banks Discount Notes	4.971%–4.971%	8/9/23	248,000	242,665
	Federal Home Loan Banks Discount Notes	5.077%–5.077%	2/8/24	698,347	666,450
	Federal Home Loan Banks Discount Notes	5.064%–5.064%	2/9/24	2,095,308	1,999,325
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.560%	3/23/23	1,399,400	1,399,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.565%	3/1/23	42,485	42,484
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/1/23	106,000	105,996
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/24/23	629,200	629,200
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	678,700	678,700
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	80,500	80,500
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/25/23	702,300	702,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	611,670	611,670
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	565,000	565,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/14/23	349,300	349,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/24/23	1,153,300	1,153,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/1/23	594,200	594,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/4/23	2,106,700	2,106,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/22/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	1,054,000	1,054,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	314,200	314,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/2/23	1,053,400	1,053,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/5/23	1,053,800	1,053,800
[2]	Federal Home Loan Banks, SOFR + 0.035%	4.585%	3/1/23	148,000	147,997
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	1,130,600	1,130,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	5/22/23	1,048,600	1,048,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/1/23	699,100	699,100
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/2/23	911,000	911,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/5/23	1,195,700	1,195,700
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/28/23	1,053,400	1,053,400
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	706,545	706,545
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	706,545	706,545
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	706,250	706,250
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	671,300	671,300
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	529,915	529,915
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	706,700	706,700
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	706,600	706,600
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	353,900	353,900
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	353,000	353,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/27/23	524,400	524,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/30/23	1,400,000	1,400,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/3/23	1,048,700	1,048,700

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/5/23	703,000	703,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/6/23	704,400	704,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	703,500	703,500
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	352,000	352,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/13/23	263,900	263,900
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/17/23	3,625,700	3,625,700
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/24/23	731,390	731,380
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	708,000	708,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	706,700	706,700
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	706,600	706,600
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	700,500	700,500
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	530,000	530,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	496,100	496,100
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	392,900	392,900
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	353,400	353,400
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/25/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/28/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	9/5/23	1,053,800	1,053,800
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	706,670	706,670
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	353,200	353,200
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	3/1/23	353,200	353,200
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	10/3/23	1,047,000	1,047,000
[2]	Federal Home Loan Banks, SOFR + 0.075%	4.625%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	4.640%	12/27/23	702,900	702,900
	United States Treasury Bill	4.407%–4.407%	3/2/23	927	927
	United States Treasury Bill	3.902%–4.218%	3/14/23	4,052,000	4,045,467
	United States Treasury Bill	4.125%–4.528%	4/13/23	448,063	445,906
	United States Treasury Bill	4.359%–4.359%	4/18/23	586,064	582,431
	United States Treasury Bill	1.922%–4.576%	4/20/23	600,000	598,442
	United States Treasury Bill	3.141%–4.728%	6/15/23	1,050,000	1,040,663
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	4.733%	3/1/23	344,553	344,251
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	4.842%	3/1/23	2,441,000	2,441,006
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	4.845%	3/1/23	2,200,000	2,199,999
Total U.S. Government and Agency Obligations (Cost $99,178,223)					99,178,223
Repurchase Agreements (56.6%)
	Bank of Montreal (Dated 2/1/23, Repurchase Value $176,107,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.875%, 7/31/23–2/15/32, with a value of $178,500,000)	4.555%	3/23/23	175,000	175,000
	Bank of Nova Scotia (Dated 2/28/23, Repurchase Value $964,121,000, collateralized by U.S. Treasury Note/Bond 1.875%–4.625%, 2/28/25–5/31/27, with a value of $983,280,000)	4.530%	3/1/23	964,000	964,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canadian Imperial Bank of Commerce (Dated 2/2/23, Repurchase Value $931,741,000, collateralized by U.S. Treasury Bill 0.000%, 5/16/23, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/23–2/15/43, and U.S. Treasury Note/Bond 0.375%-4.500%, 10/31/23–8/15/51, with a value of $944,520,000)	4.555%	3/23/23	926,000	926,000
Federal Reserve Bank of New York (Dated 2/28/23, Repurchase Value $118,303,950,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.625%, 2/15/39–5/15/52, with a value of $118,303,950,000)	4.550%	3/1/23	118,289,000	118,289,000
Fixed Income Clearing Corp. (Dated 2/28/23, Repurchase Value $2,959,374,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 7/15/23–7/15/31, and U.S. Treasury Note/Bond 0.250%–3.000%, 8/15/23–11/15/40, with a value of $3,018,180,000)	4.550%	3/1/23	2,959,000	2,959,000
MUFG Securities America Inc. (Dated 2/28/23, Repurchase Value $466,059,000, collateralized by U.S. Treasury Bill 0.000%, 3/2/23–6/6/23, with a value of $475,320,000)	4.540%	3/1/23	466,000	466,000
Nomura International plc (Dated 2/28/23, Repurchase Value $466,059,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/24–1/15/29, with a value of $475,320,000)	4.550%	3/1/23	466,000	466,000
RBC Capital Markets LLC (Dated 2/28/23, Repurchase Value $68,009,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 7/15/24–2/15/46, and U.S. Treasury Note/Bond 1.250%–6.125%, 9/30/24–11/15/52, with a value of $69,360,000)	4.550%	3/1/23	68,000	68,000
Royal Bank of Canada (Dated 2/27/23, Repurchase Value $1,403,431,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 10/15/24–2/15/49, and U.S. Treasury Note/Bond 0.125%–5.250%, 5/31/23–2/15/53, with a value of $1,419,193,000)	4.730%	5/4/23	1,391,366	1,391,366
Royal Bank of Canada (Dated 2/28/23, Repurchase Value $527,073,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.000%, 6/30/25–2/28/30, with a value of $533,057,000)	4.735%	5/4/23	522,605	522,605
Standard Chartered Bank (Dated 2/28/23, Repurchase Value $1,462,185,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 7/15/23–2/15/44, and U.S. Treasury Note/Bond 0.125%–4.500%, 8/15/23–5/15/52, with a value of $1,491,428,000)	4.550%	3/1/23	1,462,000	1,462,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/23, Repurchase Value $1,960,248,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.375%, 3/15/23–5/15/41, with a value of $1,999,200,000)	4.550%	3/1/23	1,960,000	1,960,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 2/28/23, Repurchase Value $118,015,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.125%, 6/30/23–11/15/31, with a value of $120,360,000)	4.560%	3/1/23	118,000	118,000
Total Repurchase Agreements (Cost $129,766,971)				129,766,971
Total Investments (99.8%) (Cost $228,945,194)				228,945,194
Other Assets and Liabilities—Net (0.2%)				359,126
Net Assets (100%)				229,304,320
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $99,178,223)	99,178,223
Repurchase Agreements (Cost $129,766,971)	129,766,971
Total Investments in Securities	228,945,194
Investment in Vanguard	8,065
Cash	873
Receivables for Accrued Income	393,767
Receivables for Capital Shares Issued	353,847
Other Assets	10,500
Total Assets	229,712,246
Liabilities
Payables for Investment Securities Purchased	123,482
Payables for Capital Shares Redeemed	234,688
Payables for Distributions	40,807
Payables to Vanguard	8,949
Total Liabilities	407,926
Net Assets	229,304,320
At February 28, 2023, net assets consisted of:

Paid-in Capital	229,303,949
Total Distributable Earnings (Loss)	371
Net Assets	229,304,320

Net Assets
Applicable to 229,303,438,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	229,304,320
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	4,037,115
Total Income	4,037,115
Expenses
The Vanguard Group—Note B
Investment Advisory Services	373
Management and Administrative	110,090
Marketing and Distribution	8,037
Custodian Fees	192
Shareholders’ Reports	1,499
Trustees’ Fees and Expenses	49
Other Expenses	6
Total Expenses	120,246
Expenses Paid Indirectly	(38)
Net Expenses	120,208
Net Investment Income	3,916,907
Realized Net Gain (Loss) on Investment Securities Sold	1,657
Net Increase (Decrease) in Net Assets Resulting from Operations	3,918,564

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,916,907	1,032,737
Realized Net Gain (Loss)	1,657	350
Net Increase (Decrease) in Net Assets Resulting from Operations	3,918,564	1,033,087
Distributions
Total Distributions	(3,916,983)	(1,032,754)
Capital Share Transactions (at $1.00 per share)
Issued	54,940,802	103,314,268
Issued in Lieu of Cash Distributions	3,704,777	979,612
Redeemed	(45,884,135)	(82,138,377)
Net Increase (Decrease) from Capital Share Transactions	12,761,444	22,155,503
Total Increase (Decrease)	12,763,025	22,155,836
Net Assets
Beginning of Period	216,541,295	194,385,459
End of Period	229,304,320	216,541,295

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
			2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0178	.0050	.0002	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	(.0001)	(.0002)	—	—	—	—
Total from Investment Operations	.0177	.0048	.0002	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0177)	(.0048)	(.0002)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0177)	(.0048)	(.0002)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.78%	0.48%	0.02%	1.03%	2.26%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$229,304	$216,541	$194,385	$197,525	$132,966	$100,287
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.09%	0.09%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.58%	0.50%	0.02%	0.93%	2.24%	1.43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2022 and 0.11% for 2021. For the six months ended February 28, 2023, and the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged

Federal Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $8,065,000, representing less than 0.01% of the fund’s net assets and 3.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended ended February 28, 2023, Vanguard's expenses were reduced by $0 (an effective annual rate of 0.00% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

Federal Money Market Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $38,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	228,945,194
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $1,210,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2023
1 - 7 Days	31.3%
8 - 30 Days	22.7
31 - 60 Days	31.5
61 - 90 Days	11.1
91 - 180 Days	3.4

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (75.4%)
	United States Treasury Bill	4.408%	3/2/23	939	939
	United States Treasury Bill	3.876%	3/7/23	1,200,000	1,199,102
	United States Treasury Bill	4.143%	3/9/23	2,800,000	2,797,184
	United States Treasury Bill	3.902%–4.218%	3/14/23	5,009,000	5,000,864
	United States Treasury Bill	4.237%	3/21/23	1,500,000	1,496,233
	United States Treasury Bill	4.223%	4/4/23	2,800,000	2,788,087
	United States Treasury Bill	4.312%	4/11/23	2,700,000	2,685,855
	United States Treasury Bill	4.126%–4.528%	4/13/23	2,117,612	2,106,153
	United States Treasury Bill	4.360%	4/18/23	2,500,000	2,484,500
	United States Treasury Bill	1.922%–4.577%	4/20/23	575,000	571,639
	United States Treasury Bill	4.335%–4.369%	4/25/23	2,300,000	2,283,733
	United States Treasury Bill	4.459%	5/2/23	600,000	595,298
	United States Treasury Bill	4.479%	5/9/23	500,000	495,620
	United States Treasury Bill	4.558%	5/11/23	1,500,000	1,486,421
	United States Treasury Bill	4.649%	5/18/23	2,000,000	1,979,720
	United States Treasury Bill	3.141%–4.729%	6/15/23	550,000	542,976
	United States Treasury Bill	4.723%	6/29/23	850,000	836,967
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	4.733%	3/1/23	1,138,700	1,137,728
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	4.842%	3/1/23	550,000	550,001
Total U.S. Government and Agency Obligations (Cost $31,039,020)					31,039,020
Repurchase Agreement (24.2%)
	Federal Reserve Bank of New York (Dated 2/28/23, Repurchase Value $9,956,258,000, collateralized by U.S. Treasury Note/Bond 0.125%–1.125%, 7/31/23–2/15/31, with a value of $9,956,258,000) (Cost $9,955,000)	4.550%	3/1/23	9,955,000	9,955,000
Total Investments (99.6%) (Cost $40,994,020)					40,994,020
Other Assets and Liabilities—Net (0.4%)					184,462
Net Assets (100%)					41,178,482
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,039,020)	31,039,020
Repurchase Agreements (Cost $9,955,000)	9,955,000
Total Investments in Securities	40,994,020
Investment in Vanguard	1,391
Cash	14
Receivables for Accrued Income	7,602
Receivables for Capital Shares Issued	260,278
Other Assets	3,298
Total Assets	41,266,603
Liabilities
Payables for Capital Shares Redeemed	74,823
Payables for Distributions	11,999
Payables to Vanguard	1,299
Total Liabilities	88,121
Net Assets	41,178,482
At February 28, 2023, net assets consisted of:

Paid-in Capital	41,178,610
Total Distributable Earnings (Loss)	(128)
Net Assets	41,178,482

Net Assets
Applicable to 41,175,570,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,178,482
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	662,242
Total Income	662,242
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative	14,732
Marketing and Distribution	1,345
Custodian Fees	79
Shareholders’ Reports	94
Trustees’ Fees and Expenses	8
Other Expenses	6
Total Expenses	16,327
Net Investment Income	645,915
Realized Net Gain (Loss) on Investment Securities Sold	645
Net Increase (Decrease) in Net Assets Resulting from Operations	646,560

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	645,915	155,618
Realized Net Gain (Loss)	645	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	646,560	154,961
Distributions
Total Distributions	(645,923)	(155,642)
Capital Share Transactions (at $1.00 per share)
Issued	22,236,361	21,601,161
Issued in Lieu of Cash Distributions	590,177	144,000
Redeemed	(16,003,504)	(23,133,582)
Net Increase (Decrease) from Capital Share Transactions	6,823,034	(1,388,421)
Total Increase (Decrease)	6,823,671	(1,389,102)
Net Assets
Beginning of Period	34,354,811	35,743,913
End of Period	41,178,482	34,354,811

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
			2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0177	.0045	.0003	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	(.0002)	—	—	—	—	—
Total from Investment Operations	.0175	.0045	.0003	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0175)	(.0045)	(.0003)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0175)	(.0045)	(.0003)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.76%	0.45%	0.03%	1.05%	2.25%	1.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,178	$34,355	$35,744	$38,547	$28,428	$18,911
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.56%	0.45%	0.03%	0.95%	2.23%	1.43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2022 and 0.09% for 2021. For the six months ended February 28, 2023, and the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged

Treasury Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $1,391,000, representing less than 0.01% of the fund’s net assets and 0.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2023, Vanguard's expenses were reduced by $0 (an effective annual rate of 0.00% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

Treasury Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,994,020
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $765,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD money market reserves

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD money market reserves

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

VANGUARD money market reserves

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.